Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Summary of Borrowings

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Non-current
Other borrowings (Note (i))	5,493	—
Current
Bank borrowings (Note (ii))	50,000	15,153
Current portion of other borrowings (Note (i))	8,583	4,401
	58,583	19,554
Total	64,076	19,554

Note:

(i)	The Group entered into sale and leaseback agreements with independent parties, to which the Group transferred the ownership of certain instruments and thereby obtained cash proceeds (“consideration”) with the following details:

Summary of Details Information Sale and Lease Back Agreements with Independent Parties

Date	Term	Consideration	Guarantee/pledge
		RMB’000
March 2019	2 year	25,000	(a)
June 2019	3 year	6,960	(b)
July 2020	2 year	12,800	(c)

(a)	guarantee provided by a director of the Group and pledge of all equity interest of Beijing Genetron Medical Laboratory Co., Ltd., a subsidiary of the Company
(b)	corporate guarantee provided by Genetron Health
(c)	guarantee provided by a director of the Group

Summary of Information about Group Obtained Loan Facilities

Date of obtaining	Facility	Facility	Loan amount	Loan period	Guarantee	Interest rate
facility	term	amount	drawn		/pledge	(per annum)
		RMB’000	RMB’000
June 2019	2 year	5,000	5,000	June 2019 – June 2020	(a)	5.0%
March 2020	1 year	10,000	10,000	March 2020 – March 2021	(b)	3.7%
March 2020	1 year	30,000	30,000	March 2020 – March 2021	(c)	2.0%
May 2020	2 year	25,000	10,000	October 2020 – October 2021	(d)	3.5%
February 2021	1 year	10,000	10,000	February 2021 – February 2022	(c)	3.9%
November 2021	1 year	20,000	15,707	November 2021 – November 2022	(e)	3.9%

(a)	guaranteed by an independent party (the “guarantor”), to which each of Mr. Sizhen Wang (a director of the Group) and Genetron Health have provided counter-guarantees, in addition to a facility fee of RMB110,000 paid by the Group. To provide the counter-guarantee Genetron Health has to pledge not less than RMB10 million of certain of its receivables to the guarantor.
(b)	guaranteed by an independent party, to which Mr. Sizhen Wang has provided counter-guarantee, in addition to a facility fee of RMB130,000 paid by the Group.
(c)	guaranteed by Mr. Sizhen Wang.
(d)	guaranteed by an independent party (the “guarantor”), to which each of Mr. Sizhen Wang, Genetron Health and certain of its subsidiaries have provided counter-guarantees, in addition to a facility fee of RMB138,000 paid by the Group. To provide the counter-guarantees Genetron Health and certain of its subsidiaries have to pledge a patented technology and not less than RMB20 million of certain of Genetron Health’s receivables to the guarantor.
(e)	corporate guarantee provided by Genetron TJ.